Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Mar. 31, 2016 USD ($) yr
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	$ 0.82
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	1.85
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	0.87
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	$ 2.20
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5 | yr	3.75
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6 | yr	3.9
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	67.85%
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	67.85%
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	0.63%
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	1.32%
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	0.00%
Share Based Payments Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12	0.00%